Initial Public Offering (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Initial Public Offering [Abstract]
Schedule of the ordinary share condensed consolidated balance sheets
As of March 31, 2023 and December 31, 2022, the ordinary share reflected on the condensed consolidated balance sheets are reconciled in the following table:

Gross proceeds from IPO	$345,000,000
Less:
Proceeds allocated to Public Warrants	(10,350,000)
Ordinary share issuance costs	(18,600,644)
Plus:
Accretion of carrying value to redemption value	33,877,957

Contingently redeemable ordinary shares as of December 31, 2022	$349,927,313
Less:
Redemptions	(237,372,952)
Plus:
Accretion of carrying value to redemption value	4,017,216

Contingently redeemable ordinary shares as of March 31, 2023	$116,571,577

As of December 31, 2022 and 2021, the ordinary share reflected on the consolidated balance sheets are reconciled in the following table:

Gross proceeds from IPO	$345,000,000
Less:
Proceeds allocated to Public Warrants	(10,350,000)
Ordinary share issuance costs	(18,600,644)
Plus:
Accretion of carrying value to redemption value	28,950,644

Contingently redeemable ordinary share as of December 31, 2021	345,000,000
Plus:
Accretion of carrying value to redemption value	4,927,313

Contingently redeemable ordinary share as of December 31, 2022	$349,927,313